Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	1,500,000	[2]
Proposed Maximum Offering Price per Unit | shares	48.71	[1]
Maximum Aggregate Offering Price | $	$ 73,065,000	[1]
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 10,090.28
Offering Note
(1)	Amount to be registered consists of 1,500,000 shares of Common Stock, par value $0.01 per share, of REX American Resources Corporation (the “Company”) which may be issued or sold pursuant to the REX American Resources Corporation 2026 Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of shares of Common Stock that may be offered or issued as a result of any adjustment to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act, solely for purposes of calculating the registration fee. The fee with respect to the shares registered herein is based on the average of the high and low sale prices of a share as reported on the New York Stock Exchange on June 1, 2026.

[1]	Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act, solely for purposes of calculating the registration fee. The fee with respect to the shares registered herein is based on the average of the high and low sale prices of a share as reported on the New York Stock Exchange on June 1, 2026.
[2]	Amount to be registered consists of 1,500,000 shares of Common Stock, par value $0.01 per share, of REX American Resources Corporation (the “Company”) which may be issued or sold pursuant to the REX American Resources Corporation 2026 Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of shares of Common Stock that may be offered or issued as a result of any adjustment to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction.